UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04049

Deutsche Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 9/30

Date of reporting period: 12/31/15

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                   as of December 31, 2015 (Unaudited)

Deutsche Short Duration Fund

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 38.6%
Consumer Discretionary 4.0%
Ally Financial, Inc., 3.25%, 11/5/2018		165,000	161,906
CCO Safari II LLC, 144A, 3.579%, 7/23/2020		4,130,000	4,105,257
DISH DBS Corp., 7.125%, 2/1/2016		50,000	50,156
Ford Motor Credit Co., LLC, 8.0%, 12/15/2016		5,000,000	5,285,605
General Motors Co., 3.5%, 10/2/2018		380,000	383,815
General Motors Financial Co., Inc.:
2.75%, 5/15/2016		25,000	25,073
3.2%, 7/13/2020		3,195,000	3,145,807
Hyundai Capital America, 144A, 2.875%, 8/9/2018		7,301,000	7,377,792
Kia Motors Corp., 144A, 3.625%, 6/14/2016		3,000,000	3,024,570
L Brands, Inc., 6.9%, 7/15/2017		405,000	433,350
Lennar Corp., 4.125%, 12/1/2018		110,000	110,550
Myriad International Holdings BV, 144A, 6.375%, 7/28/2017		5,000,000	5,221,100
RCI Banque SA:
144A, 3.5%, 4/3/2018		9,000,000	9,175,950
144A, 4.6%, 4/12/2016		7,780,000	7,846,107
Viacom, Inc., 2.5%, 9/1/2018		2,800,000	2,793,006
			49,140,044
Consumer Staples 0.7%
ConAgra Foods, Inc., 2.1%, 3/15/2018		503,000	501,469
Constellation Brands, Inc., 7.25%, 5/15/2017		850,000	905,250
Kraft Heinz Foods Co., 144A, 2.8%, 7/2/2020		3,890,000	3,879,940
Reynolds American, Inc., 2.3%, 6/12/2018 (b)		1,840,000	1,851,557
Smithfield Foods, Inc., 7.75%, 7/1/2017		18,000	19,215
Wesfarmers Ltd., 144A, 1.874%, 3/20/2018		1,000,000	992,599
			8,150,030
Energy 2.8%
Columbia Pipeline Group, Inc., 144A, 2.45%, 6/1/2018		1,300,000	1,271,033
Delek & Avner Tamar Bond Ltd., 144A, 3.839%, 12/30/2018		3,963,000	4,003,740
Energy Transfer Partners LP, 4.15%, 10/1/2020		3,850,000	3,551,598
KazMunayGas National Co. JSC, 144A, 9.125%, 7/2/2018		1,500,000	1,648,500
Kinder Morgan Energy Partners LP, 2.65%, 2/1/2019		10,000,000	9,244,740
Kinder Morgan, Inc.:
7.0%, 6/15/2017		100,000	103,013
7.25%, 6/1/2018		35,000	36,343
Noble Holding International Ltd., 4.0%, 3/16/2018		1,170,000	1,059,457
ONEOK Partners LP:
3.2%, 9/15/2018 (b)		5,375,000	5,127,949
3.8%, 3/15/2020 (b)		4,500,000	4,277,362
Pacific Exploration & Production Corp., 144A, 5.375%, 1/26/2019		200,000	38,000
Pride International, Inc., 6.875%, 8/15/2020 (b)		2,000,000	1,857,008
Ras Laffan Liquefied Natural Gas Co., Ltd. II, 144A, 5.298%, 9/30/2020		787,650	835,594
Transportadora de Gas Internacional SA ESP, 144A, 5.7%, 3/20/2022		265,000	265,663
Whiting Petroleum Corp., 6.5%, 10/1/2018		45,000	34,088
			33,354,088
Financials 22.8%
American Tower Corp., (REIT), 3.4%, 2/15/2019		7,235,000	7,421,583
Banco Continental SAECA, 144A, 8.875%, 10/15/2017		2,000,000	2,035,000
Bancolombia SA, 6.125%, 7/26/2020 (b)		1,586,000	1,629,615
Bangkok Bank PCL, 144A, 3.3%, 10/3/2018		3,000,000	3,052,899
Bank of America Corp., Series L, 2.6%, 1/15/2019		10,000,000	10,032,590
Bank of Baroda, 144A, 4.875%, 7/23/2019		3,500,000	3,688,479
Bank of Ceylon, REG S, 5.325%, 4/16/2018		1,510,000	1,460,925
Bank of India, 144A, 3.625%, 9/21/2018		3,000,000	3,049,020
Banque Federative du Credit Mutuel SA, 144A, 2.75%, 1/22/2019 (b)		11,000,000	11,093,984
BBVA Bancomer SA, 144A, 6.008%, 5/17/2022		6,000,000	5,947,500
BNP Paribas SA, 2.7%, 8/20/2018		10,000,000	10,143,400
BNZ International Funding Ltd., 144A, 2.35%, 3/4/2019		9,000,000	8,947,179
Charles Schwab Corp., 2.2%, 7/25/2018		3,060,000	3,066,359
Citigroup, Inc.:
2.05%, 12/7/2018		2,857,000	2,841,906
2.5%, 9/26/2018		7,585,000	7,650,876
Commonwealth Bank of Australia, 144A, 1.857% **, 3/31/2017		14,000,000	14,128,436
Country Garden Holdings Co., Ltd., 144A, 7.875%, 5/27/2019 (b)		1,000,000	1,072,166
Credit Agricole SA, 144A, 2.125%, 4/17/2018		10,000,000	10,024,540
Dubai Holding Commercial Operations MTN Ltd., 6.0%, 2/1/2017	GBP	2,500,000	3,732,158
Government Properties Income Trust, (REIT), 3.75%, 8/15/2019		4,850,000	4,872,164
HSBC U.S.A., Inc., 2.625%, 9/24/2018		4,365,000	4,427,651
ICICI Bank Ltd., 144A, 4.8%, 5/22/2019		3,000,000	3,162,465
Intesa Sanpaolo SpA:
3.875%, 1/16/2018		5,365,000	5,501,335
3.875%, 1/15/2019		8,500,000	8,751,821
Jefferies Group LLC, 5.125%, 4/13/2018		3,000,000	3,120,219
Lloyds Bank PLC, 2.3%, 11/27/2018		2,005,000	2,012,960
Macquarie Group Ltd., 144A, 3.0%, 12/3/2018		11,000,000	11,101,464
Morgan Stanley, 2.5%, 1/24/2019		10,000,000	10,054,590
Murray Street Investment Trust I, 4.647%, 3/9/2017		9,500,000	9,787,821
National Agricultural Cooperative Federation, 144A, 4.25%, 1/28/2016		4,265,000	4,271,986
National Australia Bank Ltd., 144A, 2.0%, 6/20/2017		8,000,000	8,067,136
Navient Corp., 4.625%, 9/25/2017 (b)		6,000,000	5,910,000
ProLogis LP, (REIT), 2.75%, 2/15/2019		5,910,000	5,971,801
QBE Insurance Group Ltd., 144A, 2.4%, 5/1/2018		10,000,000	10,008,960
Royal Bank of Scotland Group PLC, 1.875%, 3/31/2017		15,000,000	14,937,225
Skandinaviska Enskilda Banken AB, 144A, 2.375%, 3/25/2019		2,905,000	2,918,363
Societe Generale SA, 2.625%, 10/1/2018		10,000,000	10,110,590
Sumitomo Mitsui Banking Corp., 2.5%, 7/19/2018		715,000	724,424
Suncorp-Metway Ltd., 144A, 1.7%, 3/28/2017		8,500,000	8,484,351
Svenska Handelsbanken AB, 2.5%, 1/25/2019		4,500,000	4,541,711
Swedbank AB, 144A, 2.375%, 2/27/2019		9,785,000	9,797,564
Synchrony Financial:
2.6%, 1/15/2019		2,400,000	2,391,377
3.0%, 8/15/2019		1,573,000	1,570,817
The Goldman Sachs Group, Inc., 2.625%, 1/31/2019		5,500,000	5,539,325
The Huntington National Bank, 2.2%, 11/6/2018		1,995,000	1,989,486
UniCredit Luxembourg Finance SA, 144A, 6.0%, 10/31/2017		6,170,000	6,453,203
			277,499,424
Health Care 1.3%
Actavis Funding SCS, 2.35%, 3/12/2018		4,215,000	4,219,392
Forest Laboratories, Inc., 144A, 4.375%, 2/1/2019		6,000,000	6,285,456
Hypermarcas SA, 144A, 6.5%, 4/20/2021		3,900,000	3,948,750
Mallinckrodt International Finance SA, 3.5%, 4/15/2018		640,000	608,000
Valeant Pharmaceuticals International, Inc., 144A, 6.75%, 8/15/2018		400,000	396,400
			15,457,998
Industrials 1.6%
Adani Ports & Special Economic Zone Ltd., 144A, 3.5%, 7/29/2020		2,500,000	2,463,470
CEMEX Espana SA, 144A, 9.875%, 4/30/2019		2,500,000	2,643,750
CNH Industrial Capital LLC, 3.25%, 2/1/2017		130,000	128,700
Harris Corp., 2.7%, 4/27/2020		1,890,000	1,854,217
Lima Airport Partners Srl, Series 2007-1, 144A, 6.88%, 6/15/2022		4,345,832	4,796,711
Mersin Uluslararasi Liman Isletmeciligi AS, 144A, 5.875%, 8/12/2020		7,500,000	7,673,100
United Rentals North America, Inc., 7.375%, 5/15/2020		75,000	79,125
			19,639,073
Information Technology 0.2%
Jabil Circuit, Inc., 7.75%, 7/15/2016		245,000	251,125
NXP BV, 144A, 3.5%, 9/15/2016		200,000	200,250
Seagate HDD Cayman, 3.75%, 11/15/2018		2,480,000	2,461,400
			2,912,775
Materials 2.2%
Anglo American Capital PLC, 144A, 2.625%, 9/27/2017		3,635,000	3,180,625
Cemex SAB de CV, 144A, 6.5%, 12/10/2019		1,500,000	1,447,500
Glencore Funding LLC:
144A, 2.5%, 1/15/2019 (b)		6,190,000	5,168,650
144A, 3.125%, 4/29/2019 (b)		6,230,000	5,202,050
Gold Fields Orogen Holdings BVI Ltd., 144A, 4.875%, 10/7/2020		3,000,000	2,235,000
Goldcorp, Inc., 2.125%, 3/15/2018		1,490,000	1,444,029
Grupo Idesa SA de CV, 144A, 7.875%, 12/18/2020		2,700,000	2,673,000
Rio Tinto Finance (U.S.A.) PLC, 2.25%, 12/14/2018		4,010,000	3,909,999
Teck Resources Ltd., 3.0%, 3/1/2019 (b)		2,770,000	1,717,400
			26,978,253
Telecommunication Services 0.5%
AT&T, Inc., 2.45%, 6/30/2020 (b)		4,360,000	4,293,832
Frontier Communications Corp., 8.125%, 10/1/2018		850,000	877,625
Sprint Communications, Inc., 6.0%, 12/1/2016		750,000	748,594
Windstream Services LLC, 7.875%, 11/1/2017		200,000	204,602
			6,124,653
Utilities 2.5%
AES Corp., 8.0%, 6/1/2020 (b)		40,000	44,000
Enel Finance International NV, 144A, 6.25%, 9/15/2017		7,125,000	7,591,958
Exelon Corp., 2.85%, 6/15/2020		2,920,000	2,904,037
FirstEnergy Corp., Series A, 2.75%, 3/15/2018		10,000,000	10,045,510
Majapahit Holding BV, 144A, 8.0%, 8/7/2019		5,000,000	5,600,000
PG&E Corp., 2.4%, 3/1/2019		3,820,000	3,811,852
			29,997,357
Total Corporate Bonds (Cost $474,614,203)			469,253,695
Mortgage-Backed Securities Pass-Throughs 4.5%
Federal Home Loan Mortgage Corp., 3.0%, 4/1/2027		3,065,595	3,167,914
Federal National Mortgage Association:
2.467% **, 1/1/2044		10,685,677	10,969,868
3.0%, with various maturities from 5/1/2027 until 6/1/2027		33,730,190	34,934,153
4.5%, 4/1/2023		723,484	752,624
5.0%, 9/1/2023		691,926	742,936
Government National Mortgage Association:
4.5%, with various maturities from 6/20/2040 until 12/20/2040		2,637,543	2,767,377
6.0%, with various maturities from 1/15/2022 until 2/20/2039		853,749	918,595
6.5%, with various maturities from 8/20/2038 until 2/20/2039		874,754	952,570
9.5%, with various maturities from 5/15/2018 until 7/15/2020		407	413
Total Mortgage-Backed Securities Pass-Throughs (Cost $55,950,773)			55,206,450
Asset-Backed 12.0%
Automobile Receivables 2.7%
AmeriCredit Automobile Receivables Trust:
"B", Series 2012-4, 1.31%, 11/8/2017		589,672	589,688
"D", Series 2013-2, 2.42%, 5/8/2019		11,090,000	11,120,368
"C", Series 2015-3, 2.73%, 3/8/2021		1,750,000	1,737,856
Avis Budget Rental Car Funding AESOP LLC:
"B", Series 2014-2A, 144A, 3.29%, 2/20/2021		4,000,000	3,976,208
"C", Series 2015-1A, 144A, 3.96%, 7/20/2021		2,000,000	2,014,176
CPS Auto Receivables Trust:
"D", Series 2014-A, 144A, 5.11%, 2/18/2020		660,000	642,230
"D", Series 2014-D, 144A, 5.33%, 11/16/2020		3,890,000	3,790,541
Skopos Auto Receivables Trust:
"A", Series 2015-1A, 144A, 3.1%, 12/15/2023		7,005,549	6,974,232
"A", Series 2015-2A, 144A, 3.55%, 2/15/2020		2,428,719	2,424,992
			33,270,291
Credit Card Receivables 0.2%
Citi Holdings Liquidating Unrated Performing Assets, "A", Series 2013-VM, 144A, 3.326%, 8/15/2020		1,937,412	1,942,139
Home Equity Loans 0.2%
Ameriquest Mortgage Securities, Inc., "A6", Series 2003-5, 5.041% **, 4/25/2033		241,921	245,599
GMAC Mortgage Corp. Loan Trust, "A5", Series 2003-HE2, 4.59%, 4/25/2033		40,684	40,797
Home Loan Trust, "A7", Series 2001-HI4, 7.24%, 10/25/2026		1,032,542	1,021,209
NovaStar Mortgage Funding Trust, "M3", Series 2004-3, 1.472% **, 12/25/2034		697,378	694,108
			2,001,713
Manufactured Housing Receivables 0.0%
Lehman ABS Manufactured Housing Contract Trust, "A6", Series 2001-B, 6.467%, 4/15/2040		437,698	463,565
Miscellaneous 8.2%
A Voce CLO Ltd., "A1B", Series 2014-1A, 144A, 1.749% **, 7/15/2026		4,230,000	4,144,089
ALM V Ltd., "A1R2", Series 2012-5A, 144A, 1.735% **, 10/18/2027		1,000,000	995,276
Ares XXIX CLO Ltd., "A2", Series 2014-1A, 144A, 2.289% **, 4/17/2026		16,950,000	16,594,711
Atrium V, "A2B", Series 5A, 144A, 0.653% **, 7/20/2020		1,500,000	1,467,961
Atrium XI, "B", Series 11A, 144A, 2.444% **, 10/23/2025		775,000	768,667
Carlyle Global Market Strategies CLO Ltd., "A", Series 2014-2A, 144A, 1.791% **, 5/15/2025		2,000,000	1,986,212
Countrywide Home Equity Loan Trust, "2A", Series 2006-I, 0.471% **, 1/15/2037		3,822,578	3,476,773
Credit-Based Asset Servicing and Securitization LLC, "AF2", Series 2006-CB2, 5.501% **, 12/25/2036		2,987,743	2,149,587
Domino's Pizza Master Issuer LLC:
"A2I", Series 2015-1A, 144A, 3.484%, 10/25/2045		4,000,000	3,920,000
"A2", Series 2012-1A, 144A, 5.216%, 1/25/2042		6,112,500	6,287,511
Dryden XXXI Senior Loan Fund, "B", Series 2014-31A, 144A, 2.187% **, 4/18/2026		2,000,000	1,933,512
First Franklin Mortgage Loan Asset Backed Certificates, "A2B", Series 2005-FF12, 0.481% **, 11/25/2036		2,355,036	2,321,682
Galaxy XV CLO Ltd., "A", Series 2013-15A, 144A, 1.539% **, 4/15/2025		500,000	490,617
GoldenTree Loan Opportunities III Ltd., "C", Series 2007-3A, 144A, 1.579% **, 5/1/2022		4,750,000	4,563,197
Halcyon Loan Investors CLO I, Inc., "C", Series 2006-1A, 1.783% **, 11/20/2020		2,220,000	2,152,601
Hewett's Island CLO Ltd., "A", Series 2007-1RA, 144A, 0.714% **, 11/12/2019		513,847	508,926
Marea CLO Ltd., "CR", Series 2012-1A, 144A, 3.039% **, 10/15/2023		4,000,000	3,952,976
North End CLO Ltd., "A", Series 2013-1A, 144A, 1.439% **, 7/17/2025		8,000,000	7,826,968
Oak Hill Credit Partners X Ltd., "A", Series 2014-10A, 144A, 1.757% **, 7/20/2026		1,150,000	1,138,659
Octagon Investment Partners XVI Ltd., "B1", Series 2013-1A, 144A, 1.889% **, 7/17/2025		5,500,000	5,232,238
Octagon Investment Partners XXI Ltd., "A1A", Series 2014-1A, 144A, 1.779% **, 11/14/2026		3,000,000	2,965,263
Park Place Securities, Inc., "M2", Series 2004-WHQ2, 1.166% **, 2/25/2035		3,720,709	3,710,488
PennyMac LLC, "A1", Series 2015-NPL1, 144A, 4.0%, 3/25/2055		78,881	78,467
Treman Park CLO LLC, "A", Series 2015-1A, 144A, 1.789% **, 4/20/2027		1,500,000	1,485,762
Venture XVI CLO Ltd., "A1L", Series 2014-16A, 144A, 1.789% **, 4/15/2026		10,000,000	9,896,230
Voya CLO Ltd.:
"A1", Series 2014-2A, 144A, 1.739% **, 7/17/2026		6,950,000	6,880,437
"A1", Series 2015-1A, 144A, 1.76% **, 4/18/2027		3,015,000	2,981,841
			99,910,651
Student Loans 0.7%
SLM Student Loan Trust:
"A6", Series 2004-1, 144A, 1.07% **, 7/25/2039		5,500,000	5,042,840
"A4", Series 2008-5, 2.02% **, 7/25/2023		3,000,000	3,017,709
			8,060,549
Total Asset-Backed (Cost $146,395,625)			145,648,908
Commercial Mortgage-Backed Securities 7.6%
Banc of America Commercial Mortgage Trust, "AM", Series 2006-3, 6.044% **, 7/10/2044		6,250,000	6,312,249
BBCMS Trust, "A", Series 2015-RRI, 144A, 1.481% **, 5/15/2032		2,000,000	1,983,003
Bear Stearns Commercial Mortgage Securities:
"AMFL", Series 2007-PW17, 144A, 0.991% **, 6/11/2050		697,375	688,225
"A1A", Series 2007-PW15, 5.317%, 2/11/2044		983,691	1,012,957
"AM", Series 2005-PW10, 5.449%, 12/11/2040		92,203	92,109
"AM", Series 2006-T24, 5.568%, 10/12/2041		250,000	255,080
"AM", Series 2006-PW11, 5.638% **, 3/11/2039		715,000	714,674
"A4", Series 2007-PW18, 5.7%, 6/11/2050		3,825,000	3,987,361
"A4", Series 2006-T22, 5.822% **, 4/12/2038		321,737	321,864
"AM", Series 2006-PW12, 5.953% **, 9/11/2038		5,000,000	5,038,486
CD Commercial Mortgage Trust:
"A5", Series 2006-CD3, 5.617%, 10/15/2048		860,919	869,386
"AMA", Series 2007-CD5, 6.323% **, 11/15/2044		845,000	896,583
CGBAM Commercial Mortgage Trust, "A", Series 2015-SMRT, 144A, 2.808%, 4/10/2028		1,570,000	1,578,546
Citigroup Commercial Mortgage Trust:
"B", Series 2014-388G, 144A, 1.381% **, 6/15/2033		650,000	637,330
"AM", Series 2006-C5, 5.462%, 10/15/2049		4,033,000	4,116,645
"A1A", Series 2007-C6, 5.898% **, 12/10/2049		1,340,582	1,388,566
"A4", Series 2007-C6, 5.898% **, 12/10/2049		495,000	511,516
"AM", Series 2006-C4, 6.033% **, 3/15/2049		3,250,000	3,274,154
Commercial Mortgage Trust:
"A4", Series 2007-GG9, 5.444%, 3/10/2039		1,281,122	1,309,665
"AM", Series 2006-C7, 5.988% **, 6/10/2046		2,110,000	2,132,149
Credit Suisse Commercial Mortgage Trust:
"A3", Series 2006-C5, 5.311%, 12/15/2039		564,433	570,341
"A1A", Series 2007-C1, 5.361%, 2/15/2040		5,381,605	5,528,164
Credit Suisse Mortgage Capital Certificates, "AM", Series 2006-C4, 5.509%, 9/15/2039		4,000,000	4,074,794
CSMC Trust, "A", Series 2014-TIKI, 144A, 1.281% **, 9/15/2038		2,000,000	1,987,637
Del Coronado Trust, "M", Series 2013-HDMZ, 144A, 5.331% **, 3/15/2018		1,770,000	1,766,814
GMAC Commercial Mortgage Securities, Inc., "B", Series 2004-C3, 4.965%, 12/10/2041		889,407	899,975
GS Mortgage Securities Trust:
"AM", Series 2006-GG8, 5.591%, 11/10/2039		4,000,000	4,079,905
"AM", Series 2006-GG6, 5.622% **, 4/10/2038		23,394	23,376
Hilton U.S.A. Trust:
"CFL", Series 2013-HLF, 144A, 2.169% **, 11/5/2030		3,137,232	3,121,523
"AFX", Series 2013-HLT, 144A, 2.662%, 11/5/2030		1,315,000	1,315,985
"DFL", Series 2013-HLF, 144A, 3.019% **, 11/5/2030		3,708,462	3,708,773
"CFX", Series 2013-HLT, 144A, 3.714%, 11/5/2030		100,000	100,074
JPMorgan Chase Commercial Mortgage Securities Corp.:
"H", Series 2006-FL2A, 144A, 0.831% **, 11/15/2018		3,347,414	3,314,312
"K", Series 2006-FL2A, 144A, 1.145% **, 11/15/2018		1,175,250	1,166,532
"D", Series 2015-SGP, 144A, 4.831% **, 7/15/2036		2,500,000	2,499,647
"B", Series 2005-LDP4, 5.129%, 10/15/2042		1,929,257	1,920,188
"A3", Series 2006-LDP9, 5.336%, 5/15/2047		1,062,152	1,081,787
"A4", Series 2006-CB17, 5.429%, 12/12/2043		1,958,208	1,991,029
"F", Series 2005-LDP1, 144A, 5.953% **, 3/15/2046		848,830	848,018
"A1A", Series 2008-C2, 5.998%, 2/12/2051		4,117,448	4,243,979
LB Commercial Mortgage Trust:
"A4B", Series 2007-C3, 5.517%, 7/15/2044		683,563	709,224
"J", Series 1998-C4, 144A, 5.6%, 10/15/2035		500,000	519,374
LB-UBS Commercial Mortgage Trust, "AM", Series 2006-C1, 5.217%, 2/15/2031		752,944	753,189
Merrill Lynch Mortgage Trust, "A4", Series 2007-C1, 6.032% **, 6/12/2050		3,150,000	3,250,235
Morgan Stanley Capital I Trust:
"A4FL", Series 2006-HQ9, 0.465% **, 7/12/2044		430,717	429,945
"A4", Series 2007-IQ16, 5.809%, 12/12/2049		459,207	479,687
"A5", Series 2007-HQ12, 5.903% **, 4/12/2049		193,107	192,749
Morgan Stanley Re-REMIC Trust:
"A4B", Series 2009-GG10, 144A, 5.988% **, 8/12/2045		2,341,000	2,419,136
"A4B", Series 2010-GG10, 144A, 5.988% **, 8/15/2045		778,000	807,235
Wachovia Bank Commercial Mortgage Trust:
"AM", Series 2006-C27, 5.795%, 7/15/2045		665,000	675,920
"A2", Series 2007-C32, 5.894% **, 6/15/2049		1,195,490	1,198,438
Total Commercial Mortgage-Backed Securities (Cost $94,331,238)			92,798,533
Collateralized Mortgage Obligations 7.6%
Banc of America Funding Corp., "1A1", Series 2008-R2, 144A, 6.0%, 9/25/2037		820,234	865,280
Banc of America Mortgage Securities, Inc.:
"1A3", Series 2002-K, 2.729% **, 10/20/2032		71,191	71,796
"2A3", Series 2005-J, 2.947% **, 11/25/2035		501,981	463,405
"2A8", Series 2003-J, 3.048% **, 11/25/2033		806,096	804,642
"A15", Series 2006-2, 6.0%, 7/25/2046		33,861	31,559
Bear Stearns Adjustable Rate Mortgage Trust, "5A", Series 2003-8, 2.241% **, 1/25/2034		763,575	739,972
Citigroup Mortgage Loan Trust, Inc., "8A1", Series 2009-5, 144A, 6.0%, 6/25/2036		580,015	600,797
Credit Suisse First Boston Mortgage Securities Corp., "5A1", Series 2004-7, 5.0%, 10/25/2019		1,595,779	1,622,735
Fannie Mae Connecticut Avenue Securities:
"1M1", Series 2015-C02, 1.371% **, 5/25/2025		4,087,900	4,074,869
"1M1", Series 2015-C03, 1.721% **, 7/25/2025		4,857,129	4,858,565
FDIC Structured Sale Guaranteed Notes, "1A", Series 2010-S1, 144A, 0.793% **, 2/25/2048		409,378	409,464
Federal Home Loan Mortgage Corp.:
"PT", Series 3586, 1.925% **, 2/15/2038		1,049,873	981,914
"PG", Series 3910, 3.5%, 12/15/2040		4,077,841	4,154,591
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041		5,624,070	950,857
"LG", Series 4281, 4.0%, 1/15/2043		11,326,679	12,103,888
"CE", Series 4281, 4.0%, 7/15/2043		12,830,392	13,673,457
"CV", Series 4335, 4.25%, 9/15/2043		108,123	107,991
"BT", Series 2448, 6.0%, 5/15/2017		66	67
"SP", Series 4047, Interest Only, 6.32% ***, 12/15/2037		8,025,058	1,151,384
Federal National Mortgage Association:
"KI", Series 2014-30, Interest Only, 3.5%, 5/25/2033		12,668,214	1,515,939
"EI", Series 2010-41, Interest Only, 4.0%, 3/25/2024		37,561	137
"DE", Series 2014-18, 4.0%, 8/25/2042		11,034,558	11,733,727
"9", Series 406, Interest Only, 4.5%, 2/25/2041		5,787,720	1,259,414
"IX", Series 2012-72, Interest Only, 4.5%, 7/25/2042		4,835,921	931,047
"IM", Series 2014-72, Interest Only, 4.5%, 3/25/2044		6,338,512	1,057,985
"1A6", Series 2007-W8, 6.501% **, 9/25/2037		1,616,699	1,806,936
"Z", Series G92-61, 7.0%, 10/25/2022		238,216	260,655
Freddie Mac Structured Agency Credit Risk Debt Notes:
"M1", Series 2015-DNA2, 1.371% **, 12/25/2027		4,294,748	4,294,747
"M2", Series 2015-DNA3, 3.071% **, 4/25/2028		4,500,000	4,491,088
Government National Mortgage Association:
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		9,133,669	1,174,891
"HI", Series 2015-77, Interest Only, 4.0%, 5/20/2045		12,702,663	2,230,096
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039		5,473,593	905,770
"IP", Series 2014-11, Interest Only, 4.5%, 1/20/2043		6,338,600	955,633
"IP", Series 2014-115, Interest Only, 4.5%, 2/20/2044		3,898,882	655,416
"IO", Series 2008-7, Interest Only, 5.5%, 3/20/2037		1,171,459	143,254
JPMorgan Mortgage Trust, "6A1", Series 2005-A6, 2.75% **, 8/25/2035		1,576,549	1,575,983
MASTR Adjustable Rate Mortgages Trust, "12A2", Series 2007-3, 0.421% **, 5/25/2047		3,000,668	2,911,503
MASTR Asset Securitization Trust:
"8A4", Series 2003-4, 4.75%, 5/25/2018		137,771	138,598
"3A2", Series 2003-1, 5.0%, 2/25/2018		204,382	207,334
Prudential Home Mortgage Securities Co., Inc., "4B", Series 1994-A, 144A, 6.73% **, 4/28/2024		4,589	4,244
Residential Accredit Loans, Inc.:
"NB4", Series 2003-QS19, 4.75%, 10/25/2033		252,107	254,834
"A1", Series 2003-QS18, 5.0%, 9/25/2018		810,507	821,836
Residential Asset Mortgage Products, Inc.:
"A5", Series 2005-SL1, 6.5%, 5/25/2032		829,325	821,909
"A3", Series 2004-SL3, 7.5%, 12/25/2031		594,297	614,497
Residential Funding Mortgage Securities I, "A1", Series 2005-S3, 4.75%, 3/25/2020		2,453,528	2,489,710
Washington Mutual Mortgage Pass-Through Certificates Trust:
"2A3", Series 2003-S6, 4.75%, 7/25/2018		299,574	301,769
"A9", Series 2003-S9, 5.25%, 10/25/2033		941,412	970,446
Washington Mutual MSC Mortgage Pass-Through Certificates Trust, "3A1", Series 2003-MS2, 5.0%, 3/25/2018		593,987	600,969
Total Collateralized Mortgage Obligations (Cost $92,109,803)			92,797,600
Government & Agency Obligations 20.9%
Other Government Related (c) 1.0%
Korea Development Bank, 2.875%, 8/22/2018		5,000,000	5,087,580
Novolipetsk Steel OJSC, 144A, 4.45%, 2/19/2018		3,000,000	2,962,620
Russian Railways, REG S, 5.739%, 4/3/2017		1,000,000	1,017,460
Sberbank of Russia, Series 7, REG S, 5.717%, 6/16/2021		2,000,000	1,972,376
Vnesheconombank, 144A, 6.902%, 7/9/2020		1,500,000	1,515,780
			12,555,816
Sovereign Bonds 0.9%
Hazine Mustesarligi Varlik Kiralama AS, 144A, 2.803%, 3/26/2018		5,400,000	5,322,510
Republic of Slovenia, 144A, 4.75%, 5/10/2018		5,400,000	5,729,400
			11,051,910
U.S. Government Sponsored Agency 1.2%
Federal Home Loan Bank, 1.0%, 6/21/2017		14,220,000	14,212,137
U.S. Treasury Obligations 17.8%
U.S. Treasury Bills:
0.215% ****, 2/11/2016 (d)		992,000	991,862
0.42% ****, 6/2/2016 (d)		1,598,000	1,595,117
U.S. Treasury Notes:
0.5%, 2/28/2017		60,000,000	59,758,620
0.75%, 3/31/2018		4,700,000	4,657,959
0.875%, 12/31/2016 (b)		21,000,000	21,013,125
0.875%, 1/31/2017 (b)		27,550,000	27,552,149
0.875%, 6/15/2017		65,000,000	64,928,890
1.0%, 8/31/2016 (e)		25,500,000	25,551,790
1.0%, 9/30/2016		10,000,000	10,019,920
			216,069,432
Total Government & Agency Obligations (Cost $253,836,846)			253,889,295
Loan Participations and Assignments 4.1%
Senior Loans **
Advantage Sales & Marketing, Inc., First Lien Term Loan, 4.25%, 7/23/2021		247,494	238,694
Albertson's LLC, Term Loan B2, 5.5%, 3/21/2019		493,772	492,846
Alere, Inc., Term Loan B, 4.25%, 6/18/2022		231,816	230,247
American Rock Salt Holdings LLC, First Lien Term Loan, 4.75%, 5/20/2021		492,500	472,495
Amneal Pharmaceuticals LLC, Term Loan, 4.505%, 11/1/2019		738,452	726,359
Answers Corp., Second Lien Term Loan, 10.0%, 10/3/2022		500,000	90,000
Apex Tool Group LLC, Term Loan B, 4.5%, 1/31/2020		488,693	469,605
Aristocrat Leisure Ltd., Term Loan B, 4.75%, 10/20/2021		480,315	479,114
Astoria Energy LLC, Term Loan B, 5.0%, 12/24/2021		713,753	703,639
Asurion LLC:
Term Loan B1, 5.0%, 5/24/2019		454,220	426,826
Term Loan B4, 5.0%, 8/4/2022		497,500	456,207
Autoparts Holdings Ltd., First Lien Term Loan, 7.0%, 7/29/2017		912,525	687,816
Avaya, Inc., Term Loan B7, 6.25%, 5/29/2020		955,232	670,253
BATS Global Markets, Inc., Term Loan B2, 5.75%, 1/31/2020		647,528	649,688
Brickman Group Ltd. LLC, First Lien Term Loan, 4.0%, 12/18/2020		984,962	956,704
Calceus Acquisition, Inc., Term Loan, 5.0%, 1/31/2020		496,193	444,093
California Pizza Kitchen, Inc., Term Loan, 5.251%, 3/29/2018		485,169	450,601
Calpine Corp., Term Loan B5, 3.5%, 5/27/2022		746,250	713,602
Capital Automotive LP, Term Loan B, 4.0%, 4/10/2019		732,528	732,986
Coach America Holdings, Inc.:
First Lien Term Loan, Zero Coupon, 4/18/2016 *		596,781	60
Letter of Credit, Zero Coupon, 4/21/2016 *		118,510	12
CPG International, Inc., Term Loan, 4.75%, 9/30/2020		488,750	461,869
CPI Acquisition, Inc., Term Loan B, 5.5%, 8/17/2022		359,195	355,830
Crosby U.S. Acquisition Corp., First Lien Term Loan, 4.0%, 11/23/2020		248,731	196,497
Dell International LLC, Term Loan B2, 4.0%, 4/29/2020		968,330	962,447
Delta 2 (LUX) SARL, Term Loan B3, 4.75%, 7/30/2021		1,000,000	970,000
Deltek, Inc., First Lien Term Loan, 5.0%, 6/25/2022		488,571	483,888
DTZ U.S. Borrower LLC, First Lien Term Loan, 4.252%, 11/4/2021		995,000	972,613
Energy Transfer Equity LP, Term Loan, 3.25%, 12/2/2019		500,000	451,965
Fairway Group Acquisition Co., Term Loan, 5.0%, 8/17/2018		972,431	784,426
First Data Corp., Term Loan, 4.418%, 3/24/2021		152,818	152,532
Fitness International LLC, Term Loan B, 5.5%, 7/1/2020		733,168	679,401
FTS International, Inc., Term Loan B, 5.75%, 4/16/2021		436,364	126,109
Global Tel*Link Corp., First Lien Term Loan, 5.0%, 5/22/2020		400,302	294,472
Greenway Medical Technologies, Inc., First Lien Term Loan, 6.0%, 11/4/2020		490,000	463,050
Hargray Communications Group, Inc., Term Loan B, 5.25%, 6/26/2019		493,966	492,731
Hertz Corp., Term Loan B, 3.75%, 3/11/2018		494,898	494,465
Houston Fuel Oil Co., LLC, Term Loan B, 4.25%, 8/19/2021		247,494	230,169
Hub International Ltd., Term Loan B, 4.0%, 10/2/2020		488,794	462,675
Hubbard Radio LLC, Term Loan B, 4.25%, 5/27/2022		227,308	211,397
Hudson's Bay Co., Term Loan B, 4.75%, 9/30/2022		230,415	229,868
IG Investment Holdings LLC, Term Loan B, 6.0%, 10/29/2021		970,000	965,553
Ineos U.S. Finance LLC, 6 year Term Loan, 3.75%, 5/4/2018		395,686	386,617
Inmar Holdings, Inc., First Lien Term Loan, 4.25%, 1/27/2021		492,500	481,727
ION Media Networks, Inc., Term Loan B, 4.75%, 12/18/2020		491,287	485,146
IQOR U.S., Inc., Term Loan B, 6.0%, 4/1/2021		478,075	384,052
JBS U.S.A. LLC, Term Loan, 3.75%, 9/18/2020		488,750	480,807
Jeld-Wen, Inc.:
Term Loan, 4.75%, 7/1/2022		498,750	491,580
Term Loan B, 5.25%, 10/15/2021		243,169	241,447
Key Safety Systems, Inc., First Lien Term Loan, 4.75%, 8/29/2021		493,122	480,794
Koppers Holdings, Inc., Term Loan, 3.687%, 8/15/2019		472,973	444,595
Lands' End, Inc., Term Loan B, 4.25%, 4/4/2021		491,250	424,931
Leslie's Poolmart, Inc., Term Loan, 4.25%, 10/16/2019		977,276	955,043
Level 3 Financing, Inc., Term Loan, 4.0%, 8/1/2019		500,000	499,935
Lineage Logistics Holdings LLC, Term Loan, 4.5%, 4/7/2021		491,250	449,494
LPL Holdings, Inc., Term Loan B, 4.75%, 11/9/2022		500,000	500,625
MacDermid, Inc., First Lien Term Loan, 5.5%, 6/7/2020		987,342	959,578
Mohegan Tribal Gaming Authority, Term Loan A, 4.603%, 6/15/2018		424,951	415,389
Moneygram International, Inc., Term Loan B, 4.25%, 3/27/2020		243,706	223,600
Monitronics International, Inc., Term Loan B, 4.25%, 3/23/2018		437,199	423,355
NEP/NCP Holdco, Inc., Term Loan, 4.25%, 1/22/2020		491,269	463,021
Nortek, Inc., Term Loan B, 3.5%, 10/30/2020		497,486	487,382
NPC International, Inc., Term Loan B, 4.75%, 12/28/2018		481,250	476,637
NTELOS, Inc., Term Loan B, 5.75%, 11/9/2019		244,937	243,406
Oberthur Technologies of America Corp., Term Loan B2, 4.5%, 10/18/2019		490,000	485,355
Oxbow Carbon LLC, Term Loan B, 4.25%, 7/19/2019		443,038	416,456
P2 Upstream Acquisition Co., First Lien Term Loan, 5.0%, 10/30/2020		245,000	222,950
Payless, Inc., First Lien Term Loan, 5.0%, 3/11/2021		418,694	245,459
Phibro Animal Health Corp., Term Loan B, 4.0%, 4/16/2021		492,500	484,908
Ply Gem Industries, Inc., Term Loan, 4.0%, 2/1/2021		491,250	484,036
PolyOne Corp., Term Loan B, 3.75%, 11/11/2022		750,000	751,642
Quikrete Holdings, Inc., First Lien Term Loan, 4.0%, 9/28/2020		472,673	468,168
Regit Eins GmbH, First Lien Term Loan, 6.0%, 1/8/2021		493,750	488,968
Rexnord LLC, First Lien Term Loan B, 4.0%, 8/21/2020		407,531	396,071
Reynolds Group Holdings, Inc., Term Loan, 4.5%, 12/1/2018		1,432,913	1,421,421
Rovi Solutions Corp., Term Loan B, 3.75%, 7/2/2021		492,500	469,517
Sabre, Inc., Term Loan, 4.0%, 2/19/2019		488,750	483,252
Samchully Midstream 3 LLC, Term Loan B, 5.75%, 10/20/2021		488,921	421,695
SBA Senior Finance II LLC, Term Loan B, 3.25%, 6/10/2022		746,250	730,041
Serena Software, Inc., Term Loan, 7.5%, 4/14/2020		467,281	446,253
Serta Simmons Holdings LLC, Term Loan, 4.25%, 10/1/2019		483,336	481,093
Seventy Seven Operating LLC, Term Loan B, 3.75%, 6/25/2021		496,222	362,242
Sheridan Investment Partners II LP:
Term Loan A, 4.25%, 12/16/2020		114,464	66,675
Term Loan B, 4.25%, 12/16/2020		822,847	479,308
Term Loan M, 4.25%, 12/16/2020		42,689	24,866
Southcross Holdings Borrower LP, Term Loan B, 6.0%, 8/4/2021		988,722	563,571
Stardust Finance Holdings, Inc., Term Loan, 10.5%, 3/13/2023		500,000	482,500
Starwood Property Trust, Inc., Term Loan B, 3.5%, 4/17/2020		488,693	482,585
Styrolution U.S. Holding LLC, Term Loan B, 6.5%, 11/7/2019		495,000	493,144
SurveyMonkey, Inc., Term Loan B, 6.25%, 2/5/2019		476,941	468,595
Tank Holding Corp., Term Loan, 5.25%, 3/16/2022		379,672	374,334
Tempur-Pedic International, Inc., Term Loan B, 3.5%, 3/18/2020		59,132	59,110
The Men's Wearhouse, Inc., Term Loan, 5.0%, 6/18/2021		500,000	426,250
Toys 'R' Us-Delaware, Inc., Term Loan B4, 9.75%, 4/24/2020		246,880	179,606
TransDigm, Inc., Term Loan E, 3.5%, 5/14/2022		992,861	963,963
U.S. Foods, Inc., Term Loan, 4.5%, 3/31/2019		494,924	489,665
USS Parent Holding Corp.:
Term Delay Draw, 7.25%, 8/5/2021		46,147	45,801
Term Loan B, 7.25%, 8/5/2021		701,546	696,285
Vantage Specialty Chemicals, Inc., Term Loan B, 5.0%, 2/10/2019		956,078	941,737
ViaWest, Inc., Term Loan B, 4.5%, 3/11/2022		497,500	490,351
Waste Industries U.S.A., Inc., Term Loan B, 4.25%, 2/27/2020		496,250	496,250
World Triathlon Corp., Term Loan, 5.25%, 6/26/2021		985,000	977,612
Zayo Group LLC, Term Loan B, 3.75%, 5/6/2021		483,821	476,907
Total Loan Participations and Assignments (Cost $54,472,261)			49,871,607
Convertible Bond 0.1%
Materials
GEO Specialty Chemicals, Inc., 144A, 7.5% Cash, 7.5% PIK, 10/30/2018 (Cost $64,404)		64,355	75,533
		Shares	Value ($)
Common Stock 0.0%
Materials
GEO Specialty Chemicals, Inc.* (Cost $58)		5,825	2,671
Securities Lending Collateral 2.4%
Daily Assets Fund, 0.36% (f) (g) (Cost $28,733,093)		28,733,093	28,733,093
Cash Equivalents 3.7%
Central Cash Management Fund, 0.25% (f) (Cost $45,160,268)		45,160,268	45,160,268
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,245,668,572) †		101.5	1,233,437,653
Other Assets and Liabilities, Net		(1.5)	(17,766,753)
Net Assets		100.0	1,215,670,900

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)		Cost ($)	Value ($)
Coach America Holdings, Inc.*	LIBOR plus 1.5%	4/18/2016	596,781	USD	596,781	60
Coach America Holdings, Inc.*	LIBOR plus 4.25%	4/21/2016	118,510	USD	118,510	12
					715,291	72

*	Non-income producing security.
**	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of December 31, 2015.
***	These securities are shown at their current rate as of December 31, 2015.
****	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $1,250,105,612. At December 31, 2015, net unrealized depreciation for all securities based on tax cost was $16,667,959. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $6,614,224 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $23,282,183.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2015 amounted to $27,831,740, which is 2.3% of net assets.
(c)	Government-backed debt issued by financial companies or government sponsored enterprises.
(d)	At December 31, 2015, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	At December 31, 2015, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CLO: Collateralized Loan Obligation
FDIC: Federal Deposit Insurance Corp.
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At December 31, 2015, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized (Depreciation) ($)

2 Year U.S. Treasury Note	USD	3/31/2016	1,046	227,227,157	(387,767)
At December 31, 2015, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

5 Year U.S. Treasury Note	USD	3/31/2016	53	6,270,977	17,698

At December 31, 2015, open interest rate swap contracts were as follows:

Centrally Cleared Swaps
Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation ($)

12/16/2015 12/16/2020	66,000,000	Fixed — 2.0%	Floating — 3-Month LIBOR	(948,534)	29,714
12/16/2015 12/16/2018	239,800,000	Fixed — 1.75%	Floating — 3-Month LIBOR	(2,615,488)	478,463
12/16/2015 12/16/2017	460,300,000	Fixed — 1.25%	Floating — 3-Month LIBOR	(1,060,449)	958,526
9/16/2015 9/16/2017	625,600,000	Floating — 3-Month LIBOR	Fixed — 1.0%	(581,218)	143,459
12/16/2015 12/16/2019	100,400,000	Fixed — 2.0%	Floating — 3-Month LIBOR	(1,724,052)	165,541
Total unrealized appreciation				1,775,703

LIBOR: London Interbank Offered Rate; 3-Month LIBOR rate at December 31,2015 is 0.61%
As of December 31, 2015, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
GBP	2,537,500	USD	3,923,934	1/19/2016	182,943	Societe Generale

Currency Abbreviations

GBP	British Pound
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (g)
Corporate Bonds	$—	$469,253,695	$—	$469,253,695
Mortgage-Backed Securities Pass-Throughs	—	55,206,450	—	55,206,450
Asset-Backed	—	145,648,908	—	145,648,908
Commercial Mortgage-Backed Securities	—	92,798,533	—	92,798,533
Collateralized Mortgage Obligations	—	92,797,600	—	92,797,600
Government & Agency Obligations	—	253,889,295	—	253,889,295
Loan Participations and Assignments	—	46,110,414	3,761,193	49,871,607
Convertible Bond	—	—	75,533	75,533
Common Stocks	—	—	2,671	2,671
Short-Term Investments (g)	73,893,361	—	—	73,893,361
Derivatives (h)
Futures Contracts	17,698	—	—	17,698
Interest Rate Swap Contracts	—	1,775,703	—	1,775,703
Forward Foreign Currency Exchange Contracts	—	182,943	—	182,943
Total	$73,911,059	$1,157,663,541	$3,839,397	$1,235,413,997
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (h)
Futures Contracts	$(387,767)	$—	$—	$(387,767)
Total	$(387,767)	$—	$—	$(387,767)

During the period ended December 31, 2015, the amount of transfers between Level 2 and Level 3 was $2,628,758. The investments were transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity.

During the period ended December 31, 2015, the amount of transfers between Level 3 and Level 2 was $2,717,826. The investments were transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs.

Transfers between price levels are recognized at the beginning of the reporting period.

(g)	See Investment Portfolio for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, interest rate swap contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of December 31, 2015 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts
Foreign Exchange Contracts	$ —	$ —	$ 182,943
Interest Rate Contracts	$ (370,069)	$ 1,775,703	$ —

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Short Duration Fund, a series of Deutsche Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 22, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 22, 2016